Consolidated Statements of Changes in Equity (USD $)	Total	Common Class A [Member]	Class B [Member]	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital from Treasury Stock Transactions [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive (Loss) Income, Net of Tax [Member]	Total Shareholders' Equity [Member]	Nonredeemable Noncontrolling Interest in Subsidiary [Member]	Redeemable Noncontrolling Interest in Subsidiaries/Temporary Equity [Member]
Balance at Dec. 31, 2010	$ 492,172,000				$ 237,397,000	$ 135,000	$ 1,036,571,000	$ (778,609,000)	$ (3,695,000)	$ 491,799,000	$ 373,000	$ 1,543,000
Shares, Outstanding at Dec. 31, 2010		9,000	103,664,091	25,841,365
Net Income	154,967,000	0	0	0	0	0	150,906,000	0	0	150,906,000	4,061,000	116,000
Other comprehensive income (loss), net of tax	(4,917,000)	0	0	0	0	0	0	0	(4,917,000)	(4,917,000)	0	(28,000)
Subscriptions – redeemable noncontrolling interest holders	0	0	0	0	0	0	0	0	0	0	0	6,511,000
Consolidation/(deconsolidation)	0	0	0	0	0	0	0	0	0	0	0	(7,626,000)
Stock award activity, shares		0	1,016,376	(1,016,376)
Stock award activity	21,050,000				19,770,000	(797,000)	(17,640,000)	19,717,000	0	21,050,000	0	0
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(103,637,000)	0	0	0	0	0	(99,921,000)	0	0	(99,921,000)	(3,716,000)	(10,000)
Stock option activity, shares		0	603,418	(603,418)
Stock option activity	11,102,000				(4,028,000)	662,000	0	14,468,000	0	11,102,000	0	0
Purchase of treasury stock, shares		0	(1,540,795)	1,540,795
Purchase of treasury stock	(28,057,000)				0	0	0	(28,057,000)	0	(28,057,000)	0	0
Other, shares		0	0	0
Other	(3,000)				0	0	(3,000)	0	0	(3,000)	0	0
Balance at Dec. 31, 2011	542,677,000				253,139,000	0	1,069,913,000	(772,481,000)	(8,612,000)	541,959,000	718,000	506,000
Shares, Outstanding at Dec. 31, 2011		9,000	103,743,090	25,762,366
Net Income	197,560,000	0	0	0	0	0	188,088,000	0	0	188,088,000	9,472,000	68,000
Other comprehensive income (loss), net of tax	5,675,000	0	0	0	0	0	0	0	5,675,000	5,675,000	0	(215,000)
Subscriptions – redeemable noncontrolling interest holders	0	0	0	0	0	0	0	0	0	0	0	14,070,000
Consolidation/(deconsolidation)	0	0	0	0	0	0	0	0	0	0	0	5,353,000
Stock award activity, shares		0	1,019,773	(1,019,773)
Stock award activity	22,831,000				21,227,000	0	(17,189,000)	18,793,000	0	22,831,000	0	0
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(265,265,000)	0	0	0	0	0	(256,319,000)	0	0	(256,319,000)	(8,946,000)	(12,514,000)
Stock option activity, shares		0	0	0
Stock option activity	(480,000)				(480,000)	0	0	0	0	(480,000)	0	0
Purchase of treasury stock, shares		0	(321,687)	321,687
Purchase of treasury stock	(6,334,000)				0	0	0	(6,334,000)	0	(6,334,000)	0	0
Other, shares		0	0	0
Other	12,000				0	0	12,000	0	0	12,000	0	0
Balance at Dec. 31, 2012	496,676,000				273,886,000	0	984,505,000	(760,022,000)	(2,937,000)	495,432,000	1,244,000	7,268,000
Shares, Outstanding at Dec. 31, 2012		9,000	104,441,176	25,064,280
Net Income	165,297,000	0	0	0	0	0	162,177,000	0	0	162,177,000	3,120,000	1,058,000
Other comprehensive income (loss), net of tax	1,729,000	0	0	0	0	0	0	0	1,729,000	1,729,000	0	5,771,000
Subscriptions – redeemable noncontrolling interest holders	0	0	0	0	0	0	0	0	0	0	0	21,671,000
Consolidation/(deconsolidation)	0	0	0	0	0	0	0	0	0	0	0	64,292,000
Stock award activity, shares		0	994,150	(994,150)
Stock award activity	23,617,000				22,072,000	0	(21,424,000)	22,969,000	0	23,617,000	0	0
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(106,594,000)	0	0	0	0	0	(102,455,000)	0	0	(102,455,000)	(4,139,000)	(84,543,000)
Purchase of treasury stock, shares		0	(645,343)	645,343
Purchase of treasury stock	(14,186,000)				0	0	0	(14,186,000)	0	(14,186,000)	0	0
Other, shares		0	0	0
Other	(195,000)				0	0	(195,000)	0	0	(195,000)	0	0
Balance at Dec. 31, 2013	$ 566,344,000				$ 295,958,000	$ 0	$ 1,022,608,000	$ (751,239,000)	$ (1,208,000)	$ 566,119,000	$ 225,000	$ 15,517,000
Shares, Outstanding at Dec. 31, 2013		9,000	104,789,983	24,715,473